Debt (Minimum Repayments on Outstanding Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Disclosure [Abstract]
2014	$ 2
2015	574,093
2016	1,000,000
2017	0
2018	1,510,000
Thereafter	3,250,000
Total	$ 6,334,095